EQUITY - General and Limited Partnership Units (Details) - shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Total
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	79,031,988
Repurchased and canceled (in shares)	(447,871)
Balance at end of period (in shares)	78,584,117
Brookfield Asset Management Inc.
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	4
Repurchased and canceled (in shares)	0
Balance at end of period (in shares)	4
Limited Partners
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	79,031,984
Repurchased and canceled (in shares)	(447,871)	(560,491)
Balance at end of period (in shares)	78,584,113